Consolidated Statements Of Operations - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 88,218	$ 46,227	$ 108,741	$ 70,178
Selling, general and administrative	25,980	9,597	23,495	13,970
Total operating expenses	114,198	55,824	132,236	84,148
Loss from operations	(114,198)	(55,824)	(132,236)	(84,148)
Interest income	672	3,598	5,428	1,937
Interest expense	(1,904)	(128)	(249)	(22,952)
Loss from changes in fair value of derivative liabilities				(4,947)
Convertible note extinguishment loss				(366)
Gain on deconsolidation of subsidiary			6,904
Income from equity method investment	8,891	0	5,799
Other income, net	37	134	221	129
Total other income (expense), net	7,696	3,604	18,103	(26,199)
Loss before income taxes	(106,502)	(52,220)	(114,133)	(110,347)
Income tax expense	9	17	31	2
Net loss	$ (106,511)	$ (52,237)	$ (114,164)	$ (110,349)
Net loss per share, basic and diluted	$ (3.30)	$ (1.80)	$ (3.80)	$ (4.11)
Weighted-average common shares outstanding, basic and diluted	32,239,448	29,040,833	30,066,847	26,839,662